Stockholders' Equity (Notes) - Q1	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure
5.	Financial Instruments

At March 31, 2016 and December 31, 2015, there were no liability classified warrants outstanding.

On April 30, 2013, the Company entered into a Services Agreement with M&F, a related party, for certain professional and administrative services. The Services Agreement had a term of three years. As consideration for the Services Agreement, the Company issued warrants to M&F to acquire 250,000 shares of common stock at an exercise price of $3.29 per share. The warrants were fully vested, immediately exercisable and remained exercisable for two years from issuance date. The grant-date fair value, determined using the Black-Scholes model, was recorded as an asset with a corresponding increase to equity. The asset was amortized over the contractual term of the warrant. For the three months ended March 31, 2016 and 2015, the Company recorded an expense of $0 and $34,091, respectively. On April 30, 2015, the warrants expired.